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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [ x ]; Amendment Number: 2

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [ x ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:         March Partners LLC
Address:      888 Seventh Avenue, Suite 1608
              New York, NY 10106


Form 13F File Number: 28-6311

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Kenneth Berkow
Title:        Controller
Phone:        212-489-3388

Signature, Place, and Date of Signing:

    /s/ Kenneth Berkow         New York, NY        11/12/01
    ____________________     _______________    _________________
        [Signature]           [City, State]         [Date]





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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[   ]    13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]



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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     1

Form 13F Information Table Value Total:     $4,850
                                            [Thousands]

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]



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
                                                       MARCH PARTNERS LLC
                                                   Form 13F INFORMATION TABLE
                                                       September 30, 2001

   COLUMN 1          COLUMN 2     COLUMN 3     COLUMN 4       COLUMN 5             COLUMN 6          COLUMN 7      COLUMN 8
   ---------         --------     --------     --------       --------             ---------         --------     ----------

                                               MARKET                         INVESTMENT DISCRETION            VOTING AUTHORITY
                      TITLE        CUSIP       VALUE     SHRD OR  SH/  SH/    (a) (b)      (c)        OTHER    (a)    (b)    (c)
NAME OF ISSUER        OF CLASS     NUMBER      (x1000s)  PRN AMT  PRN  CALL   SOLE SHRD  SHRD OTHR   MANAGERS  SOLE  SHARED  NONE
--------------        --------     ------      -------   -------  ---  ----   ---- ---- -----------  --------  ----  ------  ----

Powergen PLC
Sponsored ADR        ADR           738905405     4,850   450,000             Sole                    None      450,000



































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